Transactions With Related Parties (Details) - Schedule of income (expense) recorded due to transactions with related parties - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Companies of The Group [Member]
Transactions With Related Parties (Details) - Schedule of income (expense) recorded due to transactions with related parties [Line Items]
Interest income and inflation-indexation adjustments	$ (44,196)	$ (24,428)	$ (30,586)
Fee and commission income and expenses	157,236	134,404	46,823
Net income (expense) from financial operations and net foreign exchange gain (loss) (*)	(690,780)	(751,605)	(390,737)
Other operating income and expenses	1,311	552	492
Key personnel compensation and expenses
Administrative and other expenses	(78,435)	(66,895)	(45,478)
Associated Companies [Member]
Transactions With Related Parties (Details) - Schedule of income (expense) recorded due to transactions with related parties [Line Items]
Interest income and inflation-indexation adjustments	(13)	51	21
Fee and commission income and expenses	86,581	25,445	22,596
Net income (expense) from financial operations and net foreign exchange gain (loss) (*)	(47,993)	187,300	240,565
Other operating income and expenses	(619)	(525)	(522)
Key personnel compensation and expenses
Administrative and other expenses	(82,771)	(54,953)	(16,763)
Key Personnel [Member]
Transactions With Related Parties (Details) - Schedule of income (expense) recorded due to transactions with related parties [Line Items]
Interest income and inflation-indexation adjustments	4,198	1,905	1,202
Fee and commission income and expenses	261	202	152
Net income (expense) from financial operations and net foreign exchange gain (loss) (*)	(217)
Other operating income and expenses
Key personnel compensation and expenses	(32,739)	(36,579)	(31,961)
Administrative and other expenses
Other related parties [Member]
Transactions With Related Parties (Details) - Schedule of income (expense) recorded due to transactions with related parties [Line Items]
Interest income and inflation-indexation adjustments	79	9	10
Fee and commission income and expenses	15	11	24
Net income (expense) from financial operations and net foreign exchange gain (loss) (*)	27
Other operating income and expenses
Key personnel compensation and expenses
Administrative and other expenses